UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-772
RIVERSOURCE EQUITY SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474

                          (Address of principal executive offices)               (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: February 28, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Mid Cap Growth Opportunity Fund

February 28, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (93.8%)

CONSUMER DISCRETIONARY (13.6%)

Auto Components (0.4%)

Gentex Corp.(a)	153,369	$4,644,013

Automobiles (0.7%)

Tesla Motors, Inc.(a)(b)	339,767	8,117,033

Diversified Consumer Services (0.6%)

H&R Block, Inc.(a)	467,493	7,101,219

Hotels, Restaurants & Leisure (3.4%)

Buffalo Wild Wings, Inc.(b)	132,922	7,043,537
China Lodging Group Ltd., ADR(a)(b)	162,574	2,685,723
Ctrip.com International Ltd., ADR(b)	78,988	3,062,365
Gaylord Entertainment Co.(a)(b)	96,104	3,462,627
Marriott International, Inc., Class A(a)	116,377	4,563,135
MGM Resorts International(a)(b)	162,413	2,264,037
Panera Bread Co., Class A(b)	52,539	6,133,928
Scientific Games Corp., Class A(a)(b)	326,167	2,922,456
Starwood Hotels & Resorts Worldwide, Inc.(a)	110,250	6,736,275

Total		38,874,083

Household Durables (0.4%)

KB Home(a)	346,748	4,594,411

Internet & Catalog Retail (0.6%)

priceline.com, Inc.(b)	15,398	6,988,844

Leisure Equipment & Products (0.5%)

Hasbro, Inc.	39,023	1,752,133
Leapfrog Enterprises, Inc.(a)(b)	877,771	3,809,526

Total		5,561,659

Media (0.4%)

Sirius XM Radio, Inc.(a)(b)	2,629,149	4,758,760

Multiline Retail (1.1%)

Nordstrom, Inc.(a)	159,170	7,204,034
Saks, Inc.(a)(b)	496,660	6,084,085

Total		13,288,119

Specialty Retail (4.4%)

Abercrombie & Fitch Co., Class A	178,826	10,259,248
Dick’s Sporting Goods, Inc.(b)	224,373	8,333,213
GameStop Corp., Class A(a)(b)	174,193	3,475,150
PetSmart, Inc.	226,341	9,250,557
Rent-A-Center, Inc.	98,876	3,268,840
Rue21, Inc.(a)(b)	272,889	9,556,573
Tiffany & Co.	87,385	5,378,547
Urban Outfitters, Inc.(b)	51,960	1,994,225

Total		51,516,353

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Textiles, Apparel & Luxury Goods (1.1%)

Coach, Inc.	110,303	$6,057,841
Lululemon Athletica, Inc.(a)(b)	16,558	1,284,735
Phillips-Van Heusen Corp.	80,566	4,834,766

Total		12,177,342

TOTAL CONSUMER DISCRECTIONARY		157,621,836

CONSUMER STAPLES (2.7%)

Food & Staples Retailing (0.4%)

Andersons, Inc. (The)	30,354	1,458,206
Whole Foods Market, Inc.	45,440	2,660,966

Total		4,119,172

Food Products (0.6%)

HJ Heinz Co.(a)	74,525	3,742,646
Tyson Foods, Inc., Class A	169,815	3,163,653

Total		6,906,299

Household Products (0.9%)

Church & Dwight Co., Inc.	42,934	3,238,941
Clorox Co.(a)	107,618	7,292,196

Total		10,531,137

Personal Products (0.8%)

Avon Products, Inc.	345,040	9,595,562

TOTAL CONSUMER STAPLES		31,152,170

ENERGY (9.8%)

Energy Equipment & Services (2.4%)

Cameron International Corp.(a)(b)	79,370	4,693,148
Ensco PLC, ADR(a)	161,938	9,084,722
Oceaneering International, Inc.(b)	45,320	3,790,111
Weatherford International Ltd.(b)	425,772	10,295,167

Total		27,863,148

Oil, Gas & Consumable Fuels (7.4%)

Alpha Natural Resources, Inc.(a)(b)	111,282	6,033,710
Arch Coal, Inc.	101,674	3,409,129
Clean Energy Fuels Corp.(a)(b)	1,284,870	18,039,575
Consol Energy, Inc.	201,561	10,221,158
Crude Carriers Corp.	760,300	11,594,575
Denbury Resources, Inc.(b)	155,816	3,775,422
El Paso Corp.	410,391	7,633,273
Frontier Oil Corp.(b)	83,844	2,339,248

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (cont.)

Petrohawk Energy Corp.(b)	369,736	$7,986,297
Range Resources Corp.(a)	172,033	9,341,392
Western Refining, Inc.(a)(b)	134,579	2,189,600
Williams Companies, Inc. (The)	129,552	3,933,199

Total		86,496,578

TOTAL ENERGY		114,359,726

FINANCIALS (4.7%)

Capital Markets (1.9%)

Affiliated Managers Group, Inc.(b)	67,320	7,186,410
E*Trade Financial Corp.(b)	378,854	6,054,087
Stifel Financial Corp.(b)	42,665	3,060,787
T Rowe Price Group, Inc.(a)	83,433	5,588,342

Total		21,889,626

Commercial Banks (0.6%)

Comerica, Inc.	164,192	6,387,069

Consumer Finance (0.1%)

Green Dot Corp., Class A(a)(b)	21,761	1,136,142

Diversified Financial Services (0.7%)

IntercontinentalExchange, Inc.(b)	67,905	8,705,421

Insurance (1.4%)

Hartford Financial Services Group, Inc.(a)	207,203	6,133,209
Principal Financial Group, Inc.	300,205	10,285,023

Total		16,418,232

TOTAL FINANCIALS		54,536,490

HEALTH CARE (13.6%)

Biotechnology (2.1%)

Alexion Pharmaceuticals, Inc.(a)(b)	107,570	10,356,840
BioMarin Pharmaceutical, Inc.(a)(b)	281,566	6,887,104
Dendreon Corp.(b)	197,576	6,636,578

Total		23,880,522

Health Care Equipment & Supplies (4.4%)

American Medical Systems Holdings, Inc.(a)(b)	89,564	1,962,347
CR Bard, Inc.(a)	66,004	6,452,551
Edwards Lifesciences Corp.(b)	68,769	5,848,116
Gen-Probe, Inc.(b)	111,141	6,988,546
Haemonetics Corp.(a)(b)	234,331	14,446,506
Hologic, Inc.(b)	327,692	6,612,825
Masimo Corp.(a)	191,079	5,759,121
Zoll Medical Corp.(a)(b)	75,559	3,496,870

Total		51,566,882

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (2.7%)

DaVita, Inc.(b)	60,091	$4,769,423
Laboratory Corp. of America Holdings(b)	62,643	5,646,013
Mednax, Inc.(b)	102,836	6,677,141
Select Medical Holdings Corp.(a)(b)	878,122	6,849,352
WellCare Health Plans, Inc.(a)(b)	208,949	7,846,035

Total		31,787,964

Health Care Technology (0.8%)

Cerner Corp.(a)(b)	44,147	4,434,566
Emdeon, Inc., Class A(a)(b)	316,375	4,967,088

Total		9,401,654

Life Sciences Tools & Services (1.0%)

Illumina, Inc.(a)(b)	86,381	5,994,842
Life Technologies Corp.(b)	107,857	5,756,328

Total		11,751,170

Pharmaceuticals (2.6%)

Hospira, Inc.(b)	190,080	10,045,728
Mylan, Inc.(b)	565,117	12,924,226
Shire PLC, ADR	78,336	6,659,343

Total		29,629,297

TOTAL HEALTH CARE		158,017,489

INDUSTRIALS (11.6%)

Aerospace & Defense (0.1%)

Spirit Aerosystems Holdings, Inc., Class A(a)(b)	54,092	1,405,851

Air Freight & Logistics (0.6%)

Expeditors International of Washington, Inc.	152,313	7,280,561

Airlines (2.4%)

Delta Air Lines, Inc.(b)	1,973,231	22,179,116
U.S. Airways Group, Inc.(a)(b)	705,616	6,075,354

Total		28,254,470

Commercial Services & Supplies (0.5%)

Iron Mountain, Inc.(a)	124,045	3,225,170
Stericycle, Inc.(b)	31,219	2,697,946

Total		5,923,116

Construction & Engineering (0.4%)

Shaw Group, Inc. (The)(b)	111,829	4,441,848

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment (1.0%)

American Superconductor Corp.(a)(b)	261,755	$6,941,743
Real Goods Solar, Inc., Class A(b)	764,123	2,139,544
Woodward, Inc.(a)	69,005	2,269,575

Total		11,350,862

Machinery (1.7%)

Flowserve Corp.	33,793	4,223,111
Joy Global, Inc.	90,752	8,837,430
Kennametal, Inc.	171,209	6,584,698

Total		19,645,239

Marine (2.7%)

Diana Containerships, Inc.(b)	15,584	187,008
Diana Shipping, Inc.(a)(b)	478,918	5,967,319
DryShips, Inc.(a)(b)	4,174,133	20,494,993
Genco Shipping & Trading Ltd.(a)(b)	389,744	4,731,492

Total		31,380,812

Road & Rail (1.9%)

Con-way, Inc.(a)	253,425	8,251,518
Landstar System, Inc.	246,042	10,941,488
Ryder System, Inc.	68,685	3,285,203

Total		22,478,209

Trading Companies & Distributors (0.3%)

RSC Holdings, Inc.(b)	235,903	3,215,358

TOTAL INDUSTRIALS		135,376,326

INFORMATION TECHNOLOGY (29.9%)

Communications Equipment (10.8%)

Alcatel-Lucent, ADR(a)(b)	3,323,744	16,286,346
BigBand Networks, Inc.(a)(b)	3,197,913	8,314,574
Brocade Communications Systems, Inc.(b)	2,076,329	13,226,216
Ciena Corp.(a)(b)	1,264,257	34,855,565
F5 Networks, Inc.(b)	80,522	9,502,401
Finisar Corp.(b)	288,728	11,843,623
Infinera Corp.(a)(b)	887,650	7,110,076
JDS Uniphase Corp.(b)	607,940	14,997,880
Juniper Networks, Inc.(b)	82,031	3,609,364
ORBCOMM, Inc.(b)	1,612,299	5,723,661

Total		125,469,706

Computers & Peripherals (0.4%)

Logitech International SA(b)	124,946	2,357,731
NetApp, Inc.(b)	51,535	2,662,298

Total		5,020,029

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (1.0%)

Power-One, Inc.(a)(b)	1,379,338	$11,351,952

Internet Software & Services (2.0%)

Akamai Technologies, Inc.(b)	114,329	4,290,767
GSI Commerce, Inc.(a)(b)	309,627	6,437,145
Limelight Networks, Inc.(a)(b)	582,385	4,047,576
MercadoLibre, Inc.(b)	87,641	5,765,025
OpenTable, Inc.(a)(b)	29,535	2,624,776

Total		23,165,289

IT Services (0.6%)

Alliance Data Systems Corp.(a)(b)	50,227	3,954,874
Teradata Corp.(b)	55,118	2,635,743

Total		6,590,617

Semiconductors & Semiconductor Equipment (11.2%)

Altera Corp.(a)	231,405	9,686,613
Analog Devices, Inc.(a)	95,141	3,794,223
Cree, Inc.(a)(b)	117,480	6,187,672
Cypress Semiconductor Corp.(b)	121,407	2,544,691
First Solar, Inc.(a)(b)	70,827	10,439,192
Formfactor, Inc.(a)(b)	831,311	8,171,787
JA Solar Holdings Co., Ltd., ADR(a)(b)	295,152	2,083,773
LSI Corp.(b)	459,188	2,888,292
Marvell Technology Group Ltd.(b)	286,797	5,242,649
Mellanox Technologies Ltd.(b)	522,092	13,731,020
Netlogic Microsystems, Inc.(a)(b)	214,370	8,872,774
NVIDIA Corp.(b)	326,090	7,389,199
PMC - Sierra, Inc.(b)	4,987,720	39,402,988
Semtech Corp.(b)	130,601	3,092,632
Xilinx, Inc.(a)	187,640	6,239,030

Total		129,766,535

Software (3.9%)

CommVault Systems, Inc.(a)(b)	121,888	4,452,569
NetSuite, Inc.(a)(b)	468,237	14,051,792
Nuance Communications, Inc.(a)(b)	91,332	1,704,255
Red Hat, Inc.(b)	111,147	4,588,148
Rovi Corp.(a)(b)	44,020	2,439,588
Salesforce.com, Inc.(b)	50,956	6,739,950
Symantec Corp.(b)	165,751	2,988,491
TIBCO Software, Inc.(b)	241,902	5,955,627
Tivo, Inc.(a)(b)	277,395	2,851,621

Total		45,772,041

TOTAL INFORMATION TECHNOLOGY		347,136,169

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (7.1%)

Chemicals (2.0%)

Ecolab, Inc.(a)	237,154	$11,535,170
Huntsman Corp.	99,159	1,750,156
Intrepid Potash, Inc.(a)(b)	155,000	5,983,000
Sigma-Aldrich Corp.(a)	66,485	4,247,727

Total		23,516,053

Construction Materials (1.4%)

Martin Marietta Materials, Inc.(a)	101,695	9,036,618
Vulcan Materials Co.(a)	165,960	7,609,266

Total		16,645,884

Metals & Mining (3.4%)

AK Steel Holding Corp.(a)	355,281	5,677,390
Alcoa, Inc.(a)	288,550	4,862,068
Cliffs Natural Resources, Inc.	64,414	6,252,667
Kinross Gold Corp.	426,163	6,758,945
Steel Dynamics, Inc.	208,264	3,844,554
United States Steel Corp.(a)	152,896	8,789,991
Yamana Gold, Inc.	270,466	3,443,032

Total		39,628,647

Paper & Forest Products (0.3%)

AbitibiBowater, Inc.(b)	100,903	2,824,275

TOTAL MATERIALS		82,614,859

TELECOMMUNICATION SERVICES (0.8%)

Wireless Telecommunication Services (0.8%)

American Tower Corp., Class A(b)	59,608	3,216,448
NII Holdings, Inc.(b)	139,565	5,716,582

Total		8,933,030

TOTAL TELECOMMUNICATION SERVICES		8,933,030

Total Common Stocks (Cost: $903,714,379)		$1,089,748,095

Limited Partnerships (1.2%)

FINANCIALS (1.2%)

Capital Markets (1.2%)

Blackstone Group LP(c)	367,320	$6,538,296
Fortress Investment Group LLC, Class A(b)(c)	1,188,310	7,973,560

Total		14,511,856

TOTAL FINANCIALS		14,511,856

Total Limited Partnerships (Cost: $10,027,266)		$14,511,856

	Shares	Value

Money Market Fund (5.6%)
Columbia Short-Term Cash Fund, 0.252%(d)(e)	64,693,491	$64,693,491

Total Money Market Fund (Cost: $64,693,491)		$64,693,491

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (26.3%)

Asset-Backed Commercial Paper (1.0%)

Cancara Asset Securitisation LLC
03/21/11	0.270%	$4,998,988	$4,998,988
Mitsubishi UFJ Trust and Banking Corp.
03/14/11	0.270%	6,998,530	6,998,530

Total			11,997,518

Certificates of Deposit (18.8%)

Australia and New Zealand Bank Group, Ltd.
05/23/11	0.400%	3,000,000	3,000,000
Bank of Nova Scotia
05/12/11	0.240%	10,000,000	10,000,000
Barclays Bank PLC
03/15/11	0.440%	5,000,000	5,000,000
Caisse des Depots
03/07/11	0.410%	4,994,823	4,994,823
Canadian Imperial Bank
04/07/11	0.260%	8,000,000	8,000,000
Clydesdale Bank PLC
03/07/11	0.395%	4,995,013	4,995,013
Credit Agricole
04/21/11	0.400%	10,000,247	10,000,247
Credit Industrial et Commercial
03/07/11	0.400%	5,000,000	5,000,000
05/23/11	0.400%	5,000,000	5,000,000
Credit Suisse
04/15/11	0.260%	10,000,000	10,000,000
DZ Bank AG
03/07/11	0.350%	5,000,000	5,000,000
04/08/11	0.400%	5,000,000	5,000,000
Den Danske Bank
03/04/11	0.330%	5,000,000	5,000,000
Deutsche Bank AG
07/08/11	0.340%	13,000,000	13,000,000
Development Bank of Singapore Ltd.
04/26/11	0.400%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
03/03/11	0.400%	5,000,000	5,000,000
03/11/11	0.330%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
05/12/11	0.400%	4,000,000	4,000,000
Hong Kong Shanghai Bank Corp., Ltd.
03/04/11	0.250%	5,000,000	5,000,000

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Landesbank Hessen Thuringen
03/07/11	0.290%	$10,000,000	$ 10,000,000
Mitsubishi UFJ Trust and Banking Corp.
04/06/11	0.350%	5,000,000	5,000,000
05/23/11	0.345%	4,000,000	4,000,000
National Australia Bank Ltd.
03/17/11	0.314%	10,000,000	10,000,000
National Bank of Canada
03/21/11	0.360%	7,000,000	7,000,000
Natixis
05/09/11	0.503%	10,000,000	10,000,000
Norinchukin Bank
05/09/11	0.350%	3,000,000	3,000,000
05/13/11	0.350%	5,000,000	5,000,000
Nykredit Bank
03/24/11	0.450%	5,000,000	5,000,000
Pohjola Bank PLC
03/16/11	0.660%	5,000,000	5,000,000
Rabobank Group
04/27/11	0.311%	4,000,000	4,000,000
Societe Generale
05/31/11	0.364%	8,000,000	8,000,000
Sumitomo Trust & Banking Co., Ltd.
04/21/11	0.510%	5,000,000	5,000,000
Union Bank of Switzerland
04/18/11	0.343%	10,000,000	10,000,000
Westpac Banking Corp.
05/09/11	0.250%	10,000,000	10,000,000

Total			218,990,083
Commercial Paper (0.7%)

ASB Finance Ltd.
05/03/11	0.391%	4,990,575	4,990,575

PB Capital Corp.
05/16/11	0.591%	2,995,329	2,995,329

Total			7,985,904

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (5.8%)

Barclays Capital, Inc.(f) dated 10/13/10, matures 03/31/11, repurchase price $10,002,842
	0.330%	$10,000,000	$10,000,000
dated 11/04/10, matures 03/31/11, repurchase price $10,002,842
	0.330%	10,000,000	10,000,000
dated 01/04/11, matures 03/31/11, repurchase price $5,001,421
	0.330%	5,000,000	5,000,000
Cantor Fitzgerald & Co. dated 02/28/11, matures 03/01/11, repurchase price $25,000,160(f)
	0.230%	25,000,000	25,000,000
Goldman Sachs & Co. dated 02/28/11, matures 03/01/11, repurchase price $5,082,919(f)
	0.200%	5,082,891	5,082,891
MF Global Holdings Ltd. dated 02/28/11, matures 03/01/11, repurchase price $5,000,033(f)
	0.240%	5,000,000	5,000,000
Nomura Securities dated 02/28/11, matures 03/01/11, repurchase price $2,000,018(f)
	0.330%	2,000,000	2,000,000
Pershing LLC dated 02/28/11, matures 03/01/11, repurchase price $5,000,039(f)
	0.280%	5,000,000	5,000,000

Total			67,082,891

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $306,056,396)			$306,056,396

Total Investments (Cost: $1,284,491,532)(g)			$1,475,009,838(h)
Other Assets & Liabilities, Net			(312,687,204)

Net Assets			$1,162,322,634

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	At February 28, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At February 28, 2011, there was no capital committed to the LLC or LP for future investment.
(d)	Investments in affiliates during the period ended February 28, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$61,887,651	$117,294,896	$(114,489,056)	$-	$64,693,491	$31,212	$64,693,491

(e)	The rate shown is the seven-day current annualized yield at February 28, 2011.
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.330%)

Security description	Value

Banco Bilbao Vizcaya	$1,432,285
BPCE	1,292,984
Caisse Centrale	626,402
Caisse D’Amort De La	512,944
Electricite De France	594,708
Gdz Suez	333,223
Intesa Funding LLC	296,528
John Deere Credit Inc	181,619
KFW	972,597
Koch Resources LLC	377,223
Nieuw Amsterdam	532,131
Novartis Finance	644,282
Prudential PLC	1,100,898
Royal Park Investments	668,850
Societe Generale	269,993
Swed Bank	663,333

Total market value of collateral securities	$10,500,000

Barclays Capital, Inc. (0.330%)

Security description	Value

Banco Bilbao Vizcaya	$1,432,285
BPCE	1,292,984
Caisse Centrale	626,402
Caisse D’Amort De La	512,944
Electricite De France	594,708
Gdz Suez	333,223
Intesa Funding LLC	296,528
John Deere Credit Inc	181,619
KFW	972,597
Koch Resources LLC	377,223
Nieuw Amsterdam	532,131
Novartis Finance	644,282
Prudential PLC	1,100,898
Royal Park Investments	668,850
Societe Generale	269,993
Swed Bank	663,333

Total market value of collateral securities	$10,500,000

Barclays Capital, Inc. (0.330%)

Security description	Value

Banco Bilbao Vizcaya	$716,143
BPCE	646,492
Caisse Centrale	313,201
Caisse D’Amort De La	256,472
Electricite De France	297,354
Gdz Suez	166,612
Intesa Funding LLC	148,264
John Deere Credit Inc	90,809
KFW	486,298
Koch Resources LLC	188,611
Nieuw Amsterdam	266,065
Novartis Finance	322,141
Prudential PLC	550,449
Royal Park Investments	334,425
Societe Generale	134,997
Swed Bank	331,667

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald & Co. (0.230%)

Security description	Value

Fannie Mae Interest Strip	$1,404,018
Fannie Mae Pool	9,494,558
Fannie Mae Principal Strip	246,435
Fannie Mae REMICS	1,346,917
Federal Farm Credit Bank	98,865
Federal Home Loan Banks	1,048,048
Federal Home Loan Mortgage Corp	212,866
Federal National Mortgage Association	766,109
Freddie Mac Coupon Strips	736
Freddie Mac Gold Pool	181,472
Freddie Mac Non Gold Pool	4,392,314
Freddie Mac Reference REMIC	11,576
Freddie Mac REMICS	596,539
Freddie Mac Strips	212,625
Ginnie Mae I Pool	554,266
Ginnie Mae II Pool	1,531,034
Government National Mortgage Association	1,649,374
United States Treasury Inflation Indexed Bonds	216,175
United States Treasury Strip Coupon	1,267,871
United States Treasury Strip Principal	268,202

Total market value of collateral securities	$25,500,000

Goldman Sachs & Co. (0.200%)

Security description	Value

Government National Mortgage Association	$5,184,549

Total market value of collateral securities	$5,184,549

MF Global Holdings Ltd. (0.240%)

Security description	Value

Fannie Mae REMICS	$185,684
Freddie Mac Gold Pool	2,267,399
Freddie Mac REMICS	89,264
Ginnie Mae I Pool	1,019,344
Ginnie Mae II Pool	1,233,797
Government National Mortgage Association	304,526

Total market value of collateral securities	$5,100,014

Nomura Securities (0.330%)

Security description	Value

ACE Securities Corp	$4,393
AEP Texas Central Transition Funding LLC	1,846
Ally Master Owner Trust	1,330
AmeriCredit Automobile Receivables Trust	230,361
Americredit Prime Automobile Receivable	3,266
Ameriquest Mortgage Securities Inc	129
Asset Securitization Corp	1,419
Atlantic City Electric Transition Funding LLC	27,156
BA Credit Card Trust	43,241
Banc of America Commercial Mortgage Inc	115,580
Bank of America Auto Trust	5,908
Bayview Commercial Asset Trust	9,977
BMW Vehicle Lease Trust	73,220
Capital Auto Receivables Asset Trust	26,834
Capital One Multi-Asset Execution Trust	75,745
CarMax Auto Owner Trust	26,994
CenterPoint Energy Transition Bond Co LLC	65,554
Chase Issuance Trust	44,701
Citibank Credit Card Issuance Trust	111,136
Citigroup/Deutsche Bank Commercial Mortgage Trust	47,979
CNH Equipment Trust	13,254
Commercial Mortgage Asset Trust	14,029
Countrywide Alternative Loan Trust	1,490
Countrywide Home Loan Mortgage Pass Through Trust	2,957
Credit Suisse First Boston Mortgage Securities Corp	4,317
Detroit Edison Securitization Funding LLC	2,536
Entergy Gulf States Reconstruction Funding LLC	34,427
Extended Stay America Trust	76,788
Ford Credit Auto Lease Trust	11,518
Ford Credit Auto Owner Trust	220,111
Ford Credit Floorplan Master Owner Trust	77,074
Greenwich Capital Commercial Funding Corp	85,707
GS Mortgage Securities Corp II	47,892
Impac CMB Trust	2,594
JP Morgan Chase Commercial Mortgage Securities Corp	9,220
LB-UBS Commercial Mortgage Trust	46,198
MBNA Credit Card Master Note Trust	28,830
Mercedes-Benz Auto Receivables Trust	2,958
Merrill Lynch Mortgage Trust	251
Merrill Lynch/Countrywide Commercial Mortgage Trust	8,439
Morgan Stanley Dean Witter Capital I	250
Nelnet Student Loan Trust	2,456
Nissan Auto Lease Trust	27,899
Public Service New Hampshire Funding LLC	2,482
SLM Student Loan Trust	295,446
Toyota Auto Receivables Owner Trust	3,820
Volkswagen Auto Lease Trust	46,262
Volkswagen Auto Loan Enhanced Trust	4,292
Wachovia Bank Commercial Mortgage Trust	105,557
Wells Fargo Mortgage Backed Securities Trust	1,973
World Omni Auto Receivables Trust	191
World Omni Automobile Lease Securitization Trust	2,013

Total market value of collateral securities	$2,100,000

Pershing LLC (0.280%)

Security description	Value

Fannie Mae REMICS	$1,104,768
Freddie Mac REMICS	1,912,342
Government National Mortgage Association	2,082,890

Total market value of collateral securities	$5,100,000

(g)	At February 28, 2011, the cost of securities for federal income tax purposes was approximately $1,284,492,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$223,168,000
Unrealized depreciation	(32,650,000)

Net unrealized appreciation	$190,518,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements - Security Valuation in the most recent Annual Report dated November 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair value at February 28, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$157,621,836	$-	$-	$157,621,836
Consumer Staples	31,152,170	-	-	31,152,170
Energy	114,359,726	-	-	114,359,726
Financials	54,536,490	-	-	54,536,490
Health Care	158,017,489	-	-	158,017,489
Industrials	135,376,326	-	-	135,376,326
Information Technology	347,136,169	-	-	347,136,169
Materials	82,614,859	-	-	82,614,859
Telecommunication Services	8,933,030	-	-	8,933,030

Total Equity Securities	1,089,748,095	-	-	1,089,748,095

Other
Limited Partnerships	14,511,856	-	-	14,511,856
Affiliated Money Market Fund(c)	64,693,491	-	-	64,693,491
Investments of Cash Collateral Received for Securities on Loan	-	306,056,396	-	306,056,396

Total Other	79,205,347	306,056,396	-	385,261,743

Total	$1,168,953,442	$306,056,396	$-	$1,475,009,838

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Equity Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	April 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	April 21, 2011